Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Changes in Outstanding Stock
The following table reflects the changes in our outstanding stock:

	Class A	Class B-1	Class B-2	Class V	Class Z	Treasury
Balance at December 31, 2022	470,756,961	4,990,453	4,990,453	63,481,465	5,595,577	1,506,385
Conversion of noncontrolling interest	19,345,591	—	—	(19,345,591)	—	—
Shares granted upon vesting	1,035,470	—	—	—	(398,496)	—
Issuance for compensation to non-employees (1)	18,059	—	—	—	—	—
Share repurchases	(1,148,435)	—	—	—	—	1,148,435

Balance at March 31, 2023	490,007,646	4,990,453	4,990,453	44,135,874	5,197,081	2,654,820

(1)	Issued to certain members of the Board of Directors in lieu of cash retainer.

The following table reflects the changes in our outstanding stock:

	Class A (2)	Class B-1	Class B-2	Class V	Class Z	Treasury
Balance at December 31, 2021	456,282,881	4,990,453	4,990,453	77,459,687	5,595,577	—

Conversion of noncontrolling interest	1,239,256	—	—	(1,239,256)	—	—
Shares granted upon vesting	106,188	—	—	—	—	—
Issuance for compensation to non-employees (1)	13,743	—	—	—	—	—

Balance at March 31, 2022	457,642,068	4,990,453	4,990,453	76,220,431	5,595,577	—

Conversion of noncontrolling interest	333,715	—	—	(333,715)	—	—
Shares granted upon vesting	50,132	—	—	—	—
Issuance for compensation to non-employees (1)	20,258	—	—	—	—	—

Balance at June 30, 2022	458,046,173	4,990,453	4,990,453	75,886,716	5,595,577	—

Conversion of noncontrolling interest	86,399	—	—	(86,399)	—	—
Shares granted upon vesting	135,445	—	—	—	—	—
Issuance for compensation to non-employees (1)	20,891	—	—	—	—	—
Share repurchases	(1,506,385)	—	—	—	—	1,506,385

Balance at September 30, 2022	456,782,523	4,990,453	4,990,453	75,800,317	5,595,577	1,506,385

Conversion of noncontrolling interest	12,318,852	—	—	(12,318,852)	—	—
Shares granted upon vesting	1,637,270	—	—	—	—	—
Issuance for compensation to non-employees (1)	18,316	—	—	—	—	—
Share repurchases	—	—	—	—	—	—

Balance at December 31, 2022	470,756,961	4,990,453	4,990,453	63,481,465	5,595,577	1,506,385

(1)	Issued to certain members of the Board of Directors in lieu of cash retainer.
(2)	Does not include 7,583,284 of unvested Class A common shares as of December 31, 2022.

Schedule of Changes in Accumulated Other Comprehensive Income (Loss) by Component
Changes in accumulated other comprehensive income, net of noncontrolling interests, are as follows (in millions):

	Foreign Currency Translation Adjustments (1)	Interest Rate Swaps (2)	Total
Balance at December 31, 2022	$(11)	$106	$95

Other comprehensive (loss) income before reclassifications	3	(7)	(4)
Tax expense (benefit)	(1)	7	6

Other comprehensive (loss) income before reclassifications, net of tax	2	—	2

Amounts reclassified from accumulated other comprehensive income	—	(16)	(16)
Tax expense	—	—	—

Amounts reclassified from accumulated other comprehensive income, net of tax	—	(16)	(16)

Net current period other comprehensive income, net of tax	2	(16)	(14)

Balance at March 31, 2023	$(9)	$90	$81

(1)	Foreign currency translation adjustments did not include any losses related to intercompany loans that have been designated long-term investment nature.
(2)	Reclassifications from this category are recorded in Interest expense. See Note 13 “Derivative Financial Instruments” for additional information.

Changes in accumulated other comprehensive income (loss), net of noncontrolling interests and tax, are as follows (in millions):

	Predecessor
	Foreign Currency Translation Adjustments (1)	Interest Rate Swaps (2)	Total
Balance at December 31, 2019	$(3)	$(22)	$(25)

Other comprehensive (loss) income before reclassifications, net of tax	8	(47)	(39)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	—	22	22

Net current period other comprehensive (loss) income	8	(25)	(17)

Balance at December 31, 2020	$5	$(47)	$(42)

Other comprehensive (loss) income before reclassifications, net of tax	8	9	17
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	—	14	14

Net current period other comprehensive (loss) income	8	23	31

Balance at June 30, 2021	$13	$(24)	$(11)

	Successor
	Foreign Currency Translation Adjustments (1)	Interest Rate Swaps (2)	Total
Balance at July 1, 2021	$—	$—	$—

Other comprehensive (loss) income before reclassifications	—	9	9
Tax expense (benefit)	—	(2)	(2)

Other comprehensive (loss) income before reclassifications, net of tax	—	7	7

Amounts reclassified from accumulated other comprehensive income	—	1	1
Tax expense	—	—	—

Amounts reclassified from accumulated other comprehensive income, net of tax	—	1	1

Net current period other comprehensive income, net of tax	—	8	8

Balance at December 31, 2021	$—	$8	$8

Other comprehensive (loss) income before reclassifications	(13)	125	112
Tax expense (benefit)	2	(8)	(6)

Other comprehensive (loss) income before reclassifications, net of tax	(11)	117	106

Amounts reclassified from accumulated other comprehensive income	—	(19)	(19)
Tax expense	—	—	—

Amounts reclassified from accumulated other comprehensive income, net of tax	—	(19)	(19)

Net current period other comprehensive income, net of tax	(11)	98	87

Balance at December 31, 2022	$(11)	$106	$95

(1)	Foreign currency translation adjustments include $6 million losses related to intercompany loans that have been designated long-term investment nature.
(2)	Reclassifications from this category are recorded in Interest expense. See Note 13 “Derivative Financial Instruments” for additional information.